GMO Benchmark-Free Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.9%

	Affiliated Issuers — 98.9%
22,544,787	GMO Benchmark-Free Allocation Fund, Class III	544,682,043

	TOTAL MUTUAL FUNDS (Cost $597,073,408)	544,682,043

	TOTAL INVESTMENTS — 98.9% (Cost $597,073,408)	544,682,043
	Other Assets and Liabilities (net) — 1.1%	5,880,148

	TOTAL NET ASSETS — 100.0%	$550,562,191

GMO Climate Change Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
538,201	GMO Climate Change Fund, Class III	11,296,841

	TOTAL MUTUAL FUNDS (Cost $11,691,480)	11,296,841

	TOTAL INVESTMENTS — 99.5% (Cost $11,691,480)	11,296,841
	Other Assets and Liabilities (net) — 0.5%	52,564

	TOTAL NET ASSETS — 100.0%	$11,349,405

GMO Emerging Domestic Opportunities Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
468,781	GMO Emerging Domestic Opportunities Fund, Class III	9,319,364

	TOTAL MUTUAL FUNDS (Cost $9,652,252)	9,319,364

	TOTAL INVESTMENTS — 99.5% (Cost $9,652,252)	9,319,364
	Other Assets and Liabilities (net) — 0.5%	44,330

	TOTAL NET ASSETS — 100.0%	$9,363,694

GMO Emerging Markets Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%
1,059,618	GMO Emerging Markets Fund, Class III	30,697,126

	TOTAL MUTUAL FUNDS (Cost $33,857,522)	30,697,126

	TOTAL INVESTMENTS — 99.2% (Cost $33,857,522)	30,697,126
	Other Assets and Liabilities (net) — 0.8%	240,335

	TOTAL NET ASSETS — 100.0%	$30,937,461

GMO Global Asset Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 98.8%

	Affiliated Issuers — 98.8%
5,030,523	GMO Global Asset Allocation Fund, Class III	153,129,116

	TOTAL MUTUAL FUNDS (Cost $166,845,994)	153,129,116

	TOTAL INVESTMENTS — 98.8% (Cost $166,845,994)	153,129,116
	Other Assets and Liabilities (net) — 1.2%	1,887,822

	TOTAL NET ASSETS — 100.0%	$155,016,938

GMO Global Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%
225,878	GMO Global Equity Allocation Fund, Class III	5,281,017

	TOTAL MUTUAL FUNDS (Cost $5,201,513)	5,281,017

	TOTAL INVESTMENTS — 99.1% (Cost $5,201,513)	5,281,017
	Other Assets and Liabilities (net) — 0.9%	50,095

	TOTAL NET ASSETS — 100.0%	$5,331,112

GMO International Developed Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%
702,393	GMO International Developed Equity Allocation Fund, Class III	9,608,743

	TOTAL MUTUAL FUNDS (Cost $10,427,561)	9,608,743

	TOTAL INVESTMENTS — 99.1% (Cost $10,427,561)	9,608,743
	Other Assets and Liabilities (net) — 0.9%	91,208

	TOTAL NET ASSETS — 100.0%	$9,699,951

GMO International Equity Allocation Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.1%

	Affiliated Issuers — 99.1%
370,403	GMO International Equity Allocation Fund, Class III	9,574,930

	TOTAL MUTUAL FUNDS (Cost $12,497,004)	9,574,930

	TOTAL INVESTMENTS — 99.1% (Cost $12,497,004)	9,574,930
	Other Assets and Liabilities (net) — 0.9%	84,856

	TOTAL NET ASSETS — 100.0%	$9,659,786

GMO Quality Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.3%

	Affiliated Issuers — 99.3%
8,181,684	GMO Quality Fund, Class III	194,560,448

	TOTAL MUTUAL FUNDS (Cost $186,164,325)	194,560,448

	TOTAL INVESTMENTS — 99.3% (Cost $186,164,325)	194,560,448
	Other Assets and Liabilities (net) — 0.7%	1,458,015

	TOTAL NET ASSETS — 100.0%	$196,018,463

GMO Resources Series Fund

(A Series of GMO Series Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.2%

	Affiliated Issuers — 99.2%
9,925,370	GMO Resources Fund, Class III	167,639,503

	TOTAL MUTUAL FUNDS (Cost $188,861,651)	167,639,503

	TOTAL INVESTMENTS — 99.2% (Cost $188,861,651)	167,639,503
	Other Assets and Liabilities (net) — 0.8%	1,374,237

	TOTAL NET ASSETS — 100.0%	$169,013,740

Organization

Each of Benchmark-Free Allocation Series Fund, Climate Change Series Fund, Emerging Domestic Opportunities Series Fund, Emerging Markets Series Fund, Global Asset Allocation Series Fund, Global Equity Allocation Series Fund, International Developed Equity Allocation Series Fund, International Equity Allocation Series Fund, Quality Series Fund and Resources Series Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on May 27, 2011. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are diversified as that term is defined in the 1940 Act. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Each Fund invests substantially all of its assets in shares of another fund that is a series of GMO Trust and is managed by GMO (each an “Institutional Fund”). The performance and operations of each Fund are directly affected by the performance and operations of the relevant Institutional Fund. Each Institutional Fund, except GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Quality Fund and GMO Resources Fund, is a fund of funds that invests primarily in shares of other GMO Funds (“underlying funds”). The Funds’ financial statements should be read in conjunction with the financial statements of the Institutional Funds and underlying funds which have a fiscal year end of February 28/29. The financial statements of the Funds, Institutional Funds and underlying funds are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Investments in shares of the Institutional Funds are valued at their most recent net asset value.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

Each Fund classified its investments as Level 1 as of May 31, 2020. For a summary of valuation inputs of the Institutional Funds and underlying funds, if any, please refer to their most recent Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At May 31, 2020, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

Investments in affiliated issuers

Each fund invests substantially all of its assets in an Institutional Fund. The Funds’ Schedule of Investments should therefore be read in conjunction with the most recent Schedule of Investments of the Institutional Funds which are available on the SEC’s website at www.sec.gov.

A summary of the Funds’ transactions in the shares of the Institutional Funds during the period ended May 31, 2020 is set forth below:

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Series Fund
GMO Benchmark-Free Allocation Fund, Class III	$603,597,701	$17,507,566	$44,150,944	**	$—	$(3,281,429)	$(28,990,851)	$544,682,043

Climate Change Series Fund
GMO Climate Change Fund, Class III	$12,014,304	$334,504	$353,961		$—	$(1,083)	$(696,923)	$11,296,841

Emerging Domestic Opportunities Series Fund
GMO Emerging Domestic Opportunities Fund, Class III	$5,021,072	$4,535,822	$69,382		$—	$(16,728)	$(151,420)	$9,319,364

Emerging Markets Series Fund
GMO Emerging Markets Fund, Class III	$24,589,714	$8,164,998	$801,691		$—	$(214,940)	$(1,040,955)	$30,697,126

Global Asset Allocation Series Fund
GMO Global Asset Allocation Fund, Class III	$163,019,214	$—	$4,069,030		$—	$(1,039,985)	$(4,781,083)	$153,129,116

Global Equity Allocation Series Fund
GMO Global Equity Allocation Fund, Class III	$5,574,493	$54,757	$120,379		$—	$(1,171)	$(226,683)	$5,281,017

International Developed Equity Allocation Series Fund
GMO International Developed Equity Allocation Fund, Class III	$10,258,259	$242,114	$299,639		$—	$(71,065)	$(520,926)	$9,608,743

Fund Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
International Equity Allocation Series Fund
GMO International Equity Allocation Fund, Class III	$10,409,210	$604,396	$796,062	$—	$(339,760)	$(302,854)	$9,574,930

Quality Series Fund
GMO Quality Fund, Class III	$104,822,140	$85,811,062	$7,578,480	$—	$(1,425,930)	$12,931,656	$194,560,448

Resources Series Fund
GMO Resources Fund, Class III	$146,258,044	$26,056,167	$—	$—	$—	$(4,674,708)	$167,639,503

*

The table above includes estimated sources of all distributions paid by the Institutional Funds during the period March 1, 2020 through May 31, 2020. The actual tax characterization of distributions paid by the Institutional Funds will be determined at the end of the fiscal year ending February 28, 2021.

**	$8,608,000 was redeemed in-kind.

Subsequent events

GMO Global Equity Allocation Series Fund liquidated on July 15, 2020.

* * *

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.